Income Taxes (Reconciliation of the Statutory US Federal Income Tax Rate With Our Effective Income Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Oct. 03, 2010
Statutory rate	35.00%		35.00%		35.00%
State and local income taxes, net of federal income tax benefit	2.50%		2.50%		2.50%
Benefits and taxes related to foreign operations	(3.30%)		(3.10%)		(2.50%)
Domestic production activity deduction	(0.70%)		(0.80%)		(0.90%)
Other, net	(0.70%)	[1]	(2.50%)	[1]	(0.10%)	[1]
Effective tax rate	32.80%		31.10%		34.00%
Switzerland And Austria [Member]
Other, net			(0.90%)

[1]	Fiscal 2011 includes a benefit of 0.9% related to the acquisition of the remaining ownership interest in Switzerland and Austria.